August 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)
Securities Act File No. 333-179904
Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 12, 2015, to the prospectus for iShares Interest Rate Hedged 10+ Year Credit Bond ETF. The purpose of this filing is to submit the 497 dated August 12, 2015 in XBRL.

If you have any questions regarding this filing, please contact Margery K. Neale, Esq. of Willkie Farr & Gallagher LLP at (212) 728 - 8297.

Very truly yours,

/s/ Sarah M. Coutu

Sarah M. Coutu

cc:	Margery K. Neale, Esq.